                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01241
                                                      ---------


                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT FEBRUARY 29, 2004

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EATON VANCE GREATER CHINA GROWTH FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GREATER CHINA GROWTH FUND as of February 29, 2004
INVESTMENT UPDATE

[PHOTO OF PAMELA CHAN]

Pamela Chan
Portfolio Manager

Investment Environment

- The Greater China markets turned in very strong performances in the six-month period ended February 29, 2004. China's economic growth has reverberated throughout the region, boosting demand and improving the earnings outlook for a broad range of companies. The Morgan Stanley Capital International Golden Dragon Index rose 25.22% during the same period.(1)

- China recorded GDP growth of 9.1% in 2003, boosted by a flood of foreign investment, robust industrial and construction activity and a healthy consumer sector. China's strength has provided an economic lift to its neighbors in Hong Kong. Meanwhile, improving global demand benefited the export-dependent economies of Singapore and Taiwan.

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 30.09% during the six months ended February 29, 2004.(2) This return resulted from an increase in net asset value per share (NAV) to $13.25 on February 29, 2004 from $10.21 on August 31, 2003 and the reinvestment of $0.028 in dividends.

- The Fund's Class B shares had a total return of 29.79% during the six months ended February 29, 2004.(2) This return resulted from an increase in NAV to $11.59 on February 29, 2004 from $8.93 on August 31, 2003.

- The Fund's Class C shares had a total return of 29.70% during the six months ended February 29, 2004.(1) This return resulted from an increase in NAV to $7.86 on February 29, 2004 from $6.06 on August 31, 2003.

   RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest country weightings at February 29 were Hong Kong, at 45.8%, Taiwan, at 25.8%, and mainland China, at 22.2%.(4) Of course, weightings are subject to change. The Portfolio's primary investment themes during the six-month period included increasing export sales, beneficiaries of industrial consolidations and producers of natural resources.

- Among the Portfolio's strongest performers during the period were mining, metals and oil companies - ingredients critical to China's industrial production. China's continuing industrial growth has created high demand in areas such as coal, oil, minerals, natural gas and metals. Shortages of some key commodities has lifted commodity prices and benefited well-positioned producers.

- Companies with exposure to China's rising domestic demand performed very well for the Portfolio, including a leading auto manufacturer - the Portfolio's largest holding at February 29 - as well as producers of electric products and household appliances. This trend was consistent with the sharp 9% jump in retail sales in 2003, reflecting the continuing improvement in personal incomes and wealth levels.

- Among the stocks that performed less well for the Portfolio were some companies based in Taiwan, where the market reflected political uncertainties and continuing tensions with mainland China. Technology stocks also lagged, but the Portfolio's under-weighted position in this sector actually contributed to its outperformance relative to its benchmark.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE AND LLOYD GEORGE MANAGEMENT DISCLAIM ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

   FUND INFORMATION
   as of February 29, 2004

   PERFORMANCE(3)                                       CLASS A         CLASS B        CLASS C
   -------------------------------------------------------------------------------------------
   Average Annual Total Returns (at net asset value)
   One Year                                               64.18%         63.24%         63.07%
   Five Years                                             10.67           9.93           9.87
   Ten Years                                              -0.55          -1.11          -1.32
   Life of Fund(+)                                         3.54           1.51          -2.32

   SEC Average Annual Total Returns (including sales charge or applicable CDSC)

   One Year                                               54.81%         58.24%         62.07%
   Five Years                                              9.36           9.65           9.87
   Ten Years                                              -1.14          -1.11          -1.32
   Life of Fund(+)                                         3.00           1.51          -2.32

   (+)Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C:12/28/93


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. (2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED. (3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; CLASS A SHARES REDEEMED OR EXCHANGED WITHIN 3 MONTHS OF SETTLEMENT ARE SUBJECT TO A 1% EARLY REDEMPTION FEE. FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS 1% CDSC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE GREATER CHINA GROWTH FUND as of February 29, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS
Investment in Greater China Growth Portfolio, at value
   (identified cost, $83,774,141)                                $   111,199,669
Receivable for Fund shares sold                                          459,258
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   111,658,927
--------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                 $       301,890
Payable to affiliate for distribution and service fees                    20,688
Accrued expenses                                                         125,978
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       448,556
--------------------------------------------------------------------------------
NET ASSETS                                                       $   111,210,371
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                  $   129,420,387
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                     (44,625,317)
Accumulated net investment loss                                       (1,010,227)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                      27,425,528
--------------------------------------------------------------------------------
TOTAL                                                            $   111,210,371
--------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                       $    48,647,212
SHARES OUTSTANDING                                                     3,672,445
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
    interest outstanding)                                        $         13.25
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $13.25)                              $         14.06
--------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                       $    49,331,812
SHARES OUTSTANDING                                                     4,257,408
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $         11.59
--------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                       $    13,231,347
SHARES OUTSTANDING                                                     1,682,847
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $          7.86
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign
  taxes, $9,796)                                                 $       504,679
Interest allocated from Portfolio                                          3,493
Expenses allocated from Portfolio                                       (546,416)
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                               $       (38,244)
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                   $       109,232
Trustees' fees and expenses                                                  514
Distribution and service fees
       Class A                                                            93,794
       Class B                                                           211,147
       Class C                                                            38,202
Transfer and dividend disbursing agent fees                              154,882
Printing and postage                                                      75,319
Registration fees                                                         25,480
Legal and accounting services                                              9,162
Custodian fee                                                             10,900
Miscellaneous                                                             11,504
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       740,136
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $        10,900
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $        10,900
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       729,236
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              $      (767,480)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)               $     9,231,945
   Foreign currency transactions                                          12,819
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $     9,244,764
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   Investments (identified cost basis)                           $    14,413,104
   Foreign currency                                                      (17,136)
--------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $    14,395,968
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $    23,640,732
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    22,873,252
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE)                                            FEBRUARY 29, 2004    YEAR ENDED
IN NET ASSETS                                                  (UNAUDITED)          AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                                $        (767,480)   $         2,578
   Net realized gain (loss)                                            9,244,764         (5,289,451)
   Net change in unrealized
     appreciation (depreciation)                                      14,395,968         17,474,384
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      22,873,252    $    12,187,511
---------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
       Class A                                                 $         (91,467)   $            --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $         (91,467)   $            --
---------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
       Class A                                                 $      13,847,648    $    15,729,658
       Class B                                                         5,710,474          4,759,370
       Class C                                                         8,953,350         10,943,709
   Net asset value of shares issued to
     shareholders in payment of distributions declared
       Class A                                                            71,815                 --
   Cost of shares redeemed
       Class A                                                        (6,086,945)       (15,248,258)
       Class B                                                        (4,664,502)        (6,629,497)
       Class C                                                        (1,347,857)       (10,831,188)
   Redemption fees
       Class A                                                            99,208                 --
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $      16,583,191    $    (1,276,206)
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $      39,364,976    $    10,911,305
---------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $      71,845,395    $    60,934,090
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $     111,210,371    $    71,845,395
---------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                               $      (1,010,227)   $      (151,280)
---------------------------------------------------------------------------------------------------

Certain prior year amounts have been reclassed to conform to the current year presentation.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004     -----------------------------------------------------------------
                                            (UNAUDITED)(1)        2003(1)       2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          10.210     $   8.310     $   8.630     $  14.190     $  11.400     $   6.860
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)               $          (0.086)    $   0.026     $  (0.042)    $  (0.045)    $  (0.069)    $   0.012
Net realized and unrealized gain (loss)                3.123         1.862        (0.278)       (5.515)        2.859         4.528
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $           3.037     $   1.888     $  (0.320)    $  (5.560)    $   2.790     $   4.540
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $          (0.028)    $      --     $      --     $      --     $      --     $      --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $          (0.028)    $      --     $      --     $      --     $      --     $      --
----------------------------------------------------------------------------------------------------------------------------------

REDEMPTION FEE ADDED TO PAID IN CAPITAL(2) $           0.031     $   0.012     $      --     $      --     $      --     $      --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          13.250     $  10.210     $   8.310     $   8.630     $  14.190     $  11.400
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        30.09%        22.86%        (3.71)%      (39.18)%       24.47%        66.18%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $          48,647     $  30,892     $  25,091     $  31,649     $  66,428     $  65,299
Ratios (As a percentage of average
  daily net assets):
    Expenses(4)                                         2.76%(5)      3.07%         2.68%         2.42%         2.30%         2.33%
    Expenses after custodian fee reduction(4)           2.63%(5)      2.87%         2.37%         2.20%         2.08%         2.14%
    Net investment income (loss)                       (1.49)%(5)     0.31%        (0.46)%       (0.40)%       (0.51)%        0.13%
Portfolio Turnover of the Portfolio                       57%          114%          155%           35%           34%           57%
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(1) Net investment income (loss) per share was computed using average shares outstanding.

(2)  Calculated based on average shares outstanding during the period.

(3) Return are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expences.

(5)  Annualized.

Certain prior year amounts have been reclassed to conform to the current year presentation.

                        See notes to financial statements

                                                                                   CLASS B
                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004     -----------------------------------------------------------------
                                            (UNAUDITED)(1)        2003(1)       2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $           8.930     $   7.320     $   7.660     $  12.710     $  10.260     $   6.200
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                        $          (0.096)    $  (0.016)    $  (0.078)    $  (0.092)    $  (0.120)    $  (0.049)
Net realized and unrealized gain (loss)                2.756         1.626        (0.262)       (4.958)        2.570         4.109
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS $                  2.660     $   1.610     $  (0.340)    $  (5.050)    $   2.450     $   4.060
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          11.590     $   8.930     $   7.320     $   7.660     $  12.710     $  10.260
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        29.79%        21.99%        (4.44)%      (39.73)%       23.88%        65.48%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $          49,332     $  37,282     $  32,946     $  41,907     $  90,742     $  92,860
Ratios (As a percentage of average
  daily net assets):
    Expenses(3)                                         3.26%(4)      3.57%         3.18%         2.93%         2.77%         2.83%
    Expenses after custodian fee
      reduction(3)                                      3.13%(4)      3.37%         2.87%         2.71%         2.55%         2.64%
    Net investment loss                                (1.89)%(4)    (0.22)%       (0.96)%       (0.91)%       (0.97)%       (0.59)%
Portfolio Turnover of the Portfolio                       57%          114%          155%           35%           34%           57%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

                        See notes to financial statements

                                                                                   CLASS C
                                           ---------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004     -----------------------------------------------------------------
                                            (UNAUDITED)(1)        2003(1)       2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $           6.060     $   4.970     $   5.210     $   8.640     $   6.980     $   4.220
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                        $          (0.080)    $  (0.008)    $  (0.049)    $  (0.063)    $  (0.083)    $  (0.039)
Net realized and unrealized gain (loss)                1.880         1.098        (0.191)       (3.367)        1.743         2.799
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $           1.800     $   1.090     $  (0.240)    $  (3.430)    $   1.660     $   2.760
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $           7.860     $   6.060     $   4.970     $   5.210     $   8.640     $   6.980
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        29.70%        21.93%        (4.61)%      (39.70)%       23.78%        65.40%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $          13,231     $   3,672     $   2,897     $   3,489     $   8,851     $   8,158
Ratios (As a percentage of average
  daily net assets):
    Expenses(3)                                         3.26%(4)      3.57%         3.18%         2.92%         2.80%         2.83%
    Expenses after custodian
      fee reduction(3)                                  3.13%(4)      3.37%         2.87%         2.70%         2.58%         2.64%
    Net investment loss                                (2.27)%(4)    (0.15)%       (0.89)%       (0.91)%       (0.99)%       (0.69)%
Portfolio Turnover of the Portfolio                       57%          114%          155%           35%           34%           57%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

                        See notes to financial statements

EATON VANCE GREATER CHINA GROWTH FUND as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 29, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

     C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2011, August 31, 2008 and August 31,2007 ($3,315,639, $1,617,906 and $47,540,665),
     respectively. Additionally, at August 31,2003, the Fund had net capital losses of $1,641,995 attributable to security transactions incurred after October 31, 2002.

     E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     G OTHER -- Investment transactions are accounted for on a trade-date basis.

     H EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    DISTRIBUTIONS TO SHAREHOLDERS

     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004    YEAR ENDED
CLASS A                                                        (UNAUDITED)          AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Sales                                                                  1,179,553         1,857,411
Issued to shareholders electing to receive payments
  of distributions in Fund shares                                          6,288                --
Redemptions                                                             (540,184)       (1,848,777)
---------------------------------------------------------------------------------------------------
NET INCREASE                                                             645,657             8,634
---------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004    YEAR ENDED
CLASS B                                                        (UNAUDITED)          AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Sales                                                                    548,083            626,084
Redemptions                                                             (466,998)          (948,779)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)                                                   81,085           (322,695)
---------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2004    YEAR ENDED
CLASS C                                                        (UNAUDITED)          AUGUST 31, 2003
---------------------------------------------------------------------------------------------------
Sales                                                                  1,275,469          2,234,319
Redemptions                                                             (198,745)        (2,210,671)
---------------------------------------------------------------------------------------------------
NET INCREASE                                                           1,076,724             23,648
---------------------------------------------------------------------------------------------------

4    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 29, 2004, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $109,232. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 29, 2004, EVM earned $11,505 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $40,006 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2004. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5    DISTRIBUTION AND SERVICE PLANS

     The Fund has in effect distribution plans for Class A shares (Class A
     Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $55,620, $52,787 and $9,548 for Class A, Class B, and Class C shares, respectively to or payable to EVD for the six months ended February 29, 2004, representing approximately 0.30%, 0.75%, and 0.75% of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 29, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $2,083,000 and $6,897,000 for Class B and Class C shares, respectively.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Class B and Class C Plans authorize the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 29, 2004 amounted to approximately $38,174, $158,360, and $28,654 for Class A, Class B and Class C shares, respectively.

     Certain officers and Trustees of the Fund are officers or directors of EVD.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $15,000 and $3,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 29, 2004.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in the Fund's investment in the Portfolio aggregated $28,473,649 and $12,705,132, respectively, for the six months ended February 29, 2004.

GREATER CHINA GROWTH PORTFOLIO as of February 29, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.9%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
CHINA -- 22.1%

AUTO MANUFACTURER -- 3.6%

Denway Motors, Ltd.                                        3,458,000   $     3,998,278

A car manufacturer
--------------------------------------------------------------------------------------
                                                                       $     3,998,278
--------------------------------------------------------------------------------------

BANKS -- 2.0%

CITIC International Financial Holdings, Ltd.               4,158,000   $     2,216,859

Mid cap Hong Kong bank with a strong
China connection
--------------------------------------------------------------------------------------
                                                                       $     2,216,859
--------------------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 0.2%

ChinaFlexible Packaging Holdings, Ltd.(1)                    465,000   $       251,314

The company manufactures and sells Biaxially
Oriented Polypropylene film in China.
--------------------------------------------------------------------------------------
                                                                       $       251,314
--------------------------------------------------------------------------------------

INSURANCE -- 1.2%

China Insurance International Holdings Co., Ltd.           2,194,000   $     1,317,722

Underwriting and broking of reinsurance business;
underwriting of life and general insurance
business in China
--------------------------------------------------------------------------------------
                                                                       $     1,317,722
--------------------------------------------------------------------------------------

MACHINERY -- 1.2%

First Tractor Co.(1)                                       4,072,000   $     1,347,071

The company produces and sells agricultural
tractors and road construction equipments
--------------------------------------------------------------------------------------
                                                                       $     1,347,071
--------------------------------------------------------------------------------------

MANUFACTURING -- 2.1%

Shanghai Industrial Holdings, Ltd.                           915,000    $    2,403,920

Diversified conglomerate with over 90% of its
businesses in Shanghai.
--------------------------------------------------------------------------------------
                                                                       $     2,403,920
--------------------------------------------------------------------------------------

METALS - ALUMINUM -- 1.0%

Aluminum Corp. of China, Ltd.                              1,326,000   $     1,073,222

Producer and distributor of alumina and
primary aluminum
--------------------------------------------------------------------------------------
                                                                       $     1,073,222
--------------------------------------------------------------------------------------

MINING -- 2.9%

Yanzhou Coal Mining Co., Ltd.                              2,776,000   $     3,191,891

Underground mining of prime quality coal from its
mines in Shangdong Province.
--------------------------------------------------------------------------------------
                                                                       $     3,191,891
--------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 1.7%

CNOOC, Ltd.                                                  930,000   $     1,881,781

The company's business is exploration, development
and production of crude oil and natural gas in
offshore China
--------------------------------------------------------------------------------------
                                                                       $     1,881,781
--------------------------------------------------------------------------------------

OIL COMPANIES - INTEGRATED -- 2.2%

PetroChina Co., Ltd.                                       4,600,000   $     2,467,288

An integrated oil company
--------------------------------------------------------------------------------------
                                                                       $     2,467,288
--------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.7%

China Telecom Corp., Ltd.                                  7,746,000   $     3,010,291

Dominant fixed line provider in Shanghai,
Jiangsu, Guangdong and Zhejiang Province.
--------------------------------------------------------------------------------------
                                                                       $     3,010,291
--------------------------------------------------------------------------------------

TRANSPORTATION -- 1.3%

China Shipping Development Co., Ltd.(1)                    1,774,000   $     1,413,028

The company operates shipment of oil and cargoes
along the PRC coast, and also international
shipment
--------------------------------------------------------------------------------------
                                                                       $     1,413,028
--------------------------------------------------------------------------------------

TOTAL CHINA
   (IDENTIFIED COST $14,097,268)                                       $    24,572,665
--------------------------------------------------------------------------------------

HONG KONG -- 45.8%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 0.9%

Clear Media, Ltd.(1)                                       1,150,000   $     1,034,193

The company operates outdoor advertising with a
strong focus on bus shelter advertising in China
--------------------------------------------------------------------------------------
                                                                       $     1,034,193
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
APPAREL AND ACCESSORIES -- 0.5%

Ports Design, Ltd.(1)                                        249,000   $       518,227

The company designs, manufactures and retails
ladies' and men's fashion garments, and sells
accessories in China and Hong Kong, under the
brand name Ports International.
--------------------------------------------------------------------------------------
                                                                       $       518,227
--------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 0.7%

Kingdee International Software Group Co., Ltd.             2,172,000   $        823,166

Chinese software company in the process of
evolving from an accounting software developer to
a vendor of ERP (Enterprise Resource Planning)
systems.
--------------------------------------------------------------------------------------
                                                                       $       823,166
--------------------------------------------------------------------------------------

BANKS -- 2.7%

BOC Hong Kong Holdings, Ltd.                               1,290,000   $     2,635,071

BOC (HK) provides banking and related financial services in HK.

Wing Lung Bank, Ltd.                                          60,700           405,506

Mid cap Hong Kong bank.
--------------------------------------------------------------------------------------
                                                                       $     3,040,577
--------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.7%

China Resources Cement Holding, Ltd.(1)                    2,182,000   $       742,859

The company produces, distributes and sells
concrete, mortars, shotcrete and precast concrete
products mainly in Hong Kong.
--------------------------------------------------------------------------------------
                                                                       $       742,859
--------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 2.8%

Espirit Holdings, Ltd.                                       198,000   $       773,293

The company engages in design, licensing, sourcing, manufacturing, wholesale and retail distribution of high quality apparel and related products under the ESPRIT brand name, and Red
Earth cosmetics, skin and general body care products.

Linmark Group, Ltd.                                        2,850,000         1,107,582

The company engages in sourcing business and the business of provision of supply chain management solutions to retail chain operators, brands, wholesalers, mail order houses and department stores in various countries.

Pacific Andes International Holding, Ltd.                  5,232,000   $     1,176,282

The company trades and processes frozen seafood
products and vegetables. It also trades marine
fuel and provides shipping and agency services and
trade related finance.
--------------------------------------------------------------------------------------
                                                                       $     3,057,157
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.3%
China Everbright, Ltd.                                     1,982,000   $     1,362,269

The company provides financial services and investment holding.

Silver Grant International                                 3,882,000         1,234,344

The company has been restructured to perform
trading of non-performing loan for a major bank in
the PRC.
--------------------------------------------------------------------------------------
                                                                       $     2,596,613
--------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 10.8%

China Resources Enterprises                                  600,000   $       847,909

The company develops and invests in property, distributes petroleum and chemical, and manufactures beverage, food and textile products.
It also distributes food products and operates supermarkets.

Hutchison Whampoa, Ltd.                                      430,000         3,618,389

Conglomerate with main business interests in ports, telecoms and energy.

Jardine Matheson Holdings, Ltd.                              221,200         2,106,930

A multinational conglomerate engages in financial services, investment properties, supermarkets, hotels, engineering and insurance.

Shun Tak Holdings, Ltd.                                    4,500,000         2,081,232

A conglomerate engaged in shipping, property and hospitality with a focus on Macau.

Swire Pacific, Ltd. - Class A                                371,000         2,597,622

Hong Kong conglomerate with interests in property, aviation, beverages and marine services.

Swire Pacific, Ltd. - Class B                                660,000           767,358

Hong Kong conglomerate with interests in property,
aviation, beverages and marine services.
--------------------------------------------------------------------------------------
                                                                       $    12,019,440
--------------------------------------------------------------------------------------

ELECTRIC - INTEGRATED -- 2.4%

CLP Holdings, Ltd.                                           516,000   $     2,658,273

The company engages in electricity generation &
supply, power projects in the PRC and other Asian
countries, and also property development.
--------------------------------------------------------------------------------------
                                                                       $     2,658,273
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
ELECTRIC PRODUCTS -- 1.9%

Techtronic Industries Co., Ltd.                              637,000   $     2,111,372

Manufacturer of power tools and floor care products.
--------------------------------------------------------------------------------------
                                                                       $     2,111,372
--------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.7%

QPL International Holdings, Ltd.(1)                        2,846,000   $     1,023,761

The company manufactures and sells integrated circuit leadframes.

The Grande Holdings, Ltd.                                    700,000           863,326

Owner of Akai, Sansui and Nakamichi brands with a
high end EMS business focusing on consumer
electronics.
--------------------------------------------------------------------------------------
                                                                       $     1,887,087
--------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.2%

Hong Kong Exchanges and Clearing, Ltd.                       524,000   $     1,386,769

HKEx owns and operates the only stock exchange and
futures exchange in Hong Kong, and their related
clearing houses.
--------------------------------------------------------------------------------------
                                                                       $     1,386,769
--------------------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.7%

Shangri-La Asia, Ltd.                                        878,000   $       823,423
Hotel group with a focus on China.
--------------------------------------------------------------------------------------
                                                                       $       823,423
--------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.9%

Sun Hing Vision Group Holdings, Ltd.                       2,178,000   $     1,007,316

The company designs, manufactures and sells
optical products.
--------------------------------------------------------------------------------------
                                                                       $     1,007,316
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.6%

Asia Aluminum Holdings, Ltd.                               7,764,000   $     1,605,894

The company manufactures and sells aluminum and stainless steel products.

China Oriental Group Co., Ltd.(1)                            520,000           183,714

The company produces and sells commodities like
billets and strips.
--------------------------------------------------------------------------------------
                                                                       $     1,789,608
--------------------------------------------------------------------------------------

OIL REFINING & MARKETING -- 2.6%

Hong Kong and China Gas Co., Ltd.                          1,648,000   $     2,847,640

Distributor of gas and gas appliances in Hong Kong
with a growing business in China.
--------------------------------------------------------------------------------------
                                                                       $     2,847,640
--------------------------------------------------------------------------------------

PUBLISHING -- 1.5%
--------------------------------------------------------------------------------------
Culturecom Holdings, Ltd.(1)                              12,174,000   $       938,404

The company operates publishing and related business. It also sells Chinese operating system, processor, eTextbook and application software and investment holding.

Next Media, Ltd.(1)                                        1,620,000           718,025

The company provides printing and reprographic
services, publishes magazine, and provides
internet content and advertising in Hong Kong and
Taiwan.
--------------------------------------------------------------------------------------
                                                                       $     1,656,429
--------------------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 6.1%

Far East Consortium                                        5,748,885   $     1,344,190

The company develops and invests in real estate, and operates hotels in Hong Kong and China.

Hopewell Holdings, Ltd.                                    1,127,000         2,193,522

Involved in infrastructure and property investment and development.

Kerry Properties, Ltd.                                     1,244,000         2,141,562

The company develops and invests in real estate.
It also owns and operates warehouse business, invests in infrastructure-related projects and operates hotels.

Midland Realty Holdings                                    3,890,000         1,049,481

The company provides real estate broking of all
types of properties, secondary sales, rental of
all types of properties, and also real estate
marketing servies.
--------------------------------------------------------------------------------------
                                                                       $     6,728,755
--------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 2.9%
--------------------------------------------------------------------------------------
Dickson Concepts International, Ltd.                       1,272,000   $     1,470,737

Trader of luxury goods.

Giordano International, Ltd.                               2,876,000         1,745,807

The company retails and distributes casual apparel
and accessories under the Giordano, Giordano
Ladies, Giordano Junior and Bluestar Exchange
Brands, and also manufactures apparel and supplies
to third parties.
--------------------------------------------------------------------------------------
                                                                       $     3,216,544
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%

Orient Overseas International, Ltd.                          294,000   $     1,012,250

The company engages in international
transportation and logistics, container terminals
operations, and also commercial property business
in China.
--------------------------------------------------------------------------------------
                                                                       $     1,012,250
--------------------------------------------------------------------------------------
TOTAL HONG KONG
   (IDENTIFIED COST $39,737,006)                                       $    50,957,698
--------------------------------------------------------------------------------------

SINGAPORE -- 2.2%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 2.2%

Noble Group, Ltd.                                          1,020,000   $     2,420,796

Diversified commodites trading company with a
global sourcing network.
--------------------------------------------------------------------------------------
                                                                       $     2,420,796
--------------------------------------------------------------------------------------

TOTAL SINGAPORE
   (IDENTIFIED COST $1,337,428)                                        $     2,420,796
--------------------------------------------------------------------------------------

TAIWAN -- 25.8%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
AUTO MANUFACTURER -- 0.8%

China Motor Co., Ltd.                                        441,000   $       885,834

Car manufacturer.
--------------------------------------------------------------------------------------
                                                                       $       885,834
--------------------------------------------------------------------------------------

BANKS -- 6.6%

Chinatrust Financial Holding Co., Ltd.                     3,099,120   $     3,697,946

The company provides a variety of banking and financial services.

E. Sun Financial Holding Co., Ltd.(1)                        200,000           139,110

The company provides commercial and banking services as well as brokerage and dealer services for short-term debt instruments.

First Financial Holding Co., Ltd.(1)                       2,108,000         1,744,290

The Company's principal activity is the provision of banking, trust and other related financial services.

Taishin Financial Holdings Co., Ltd.(1)                    1,904,000         1,729,612

The Group provides general banking and financial
services.
--------------------------------------------------------------------------------------
                                                                       $     7,310,958
--------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.0%

Taiwan Secom Co., Ltd.                                       976,000   $     1,094,361

The Group provides security services for the
commerical and residential sectors.
--------------------------------------------------------------------------------------
                                                                       $     1,094,361
--------------------------------------------------------------------------------------

CHEMICALS -- 1.4%

Nan Ya Plastics Corp.                                      1,138,000   $     1,538,714

The Group's principal activities are the
manufacture and sale of electronic and
semiconductor materials. Other activities include
processing of fiber and plastic and development
and manufacturing of facilities and equipment for
petrochemical plants.
--------------------------------------------------------------------------------------
                                                                       $     1,538,714
--------------------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 1.5%

Formosa Plastics Corp.                                     1,025,020   $     1,659,454

Number two global PVC producer.
--------------------------------------------------------------------------------------
                                                                       $     1,659,454
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.5%

Polaris Securities Co., Ltd.(1)                            2,626,000   $     1,700,543

A securities firm which operates as a broker,
dealer, and underwriter for financial securities.
--------------------------------------------------------------------------------------
                                                                       $     1,700,543
--------------------------------------------------------------------------------------

ELECTRIC PRODUCTS -- 0.8%

LITE-ON IT Corp.                                             269,000   $       935,512

The company develops and manufactures storage
drives for desktop computers and notebooks.
--------------------------------------------------------------------------------------
                                                                       $       935,512
--------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.1%

Continental Engineering Corp.                              2,144,000   $     1,259,853

Major contractor in Taiwan specialising in civil
engineering projects.
--------------------------------------------------------------------------------------
                                                                       $     1,259,853
--------------------------------------------------------------------------------------

INSURANCE -- 1.6%

Cathay Financial Holding Co., Ltd.                           925,000   $     1,816,444

The Group's principal activities are the provision
of life, property and casualty insurance. Other
activities incude commercial banking and other
financial operations.
--------------------------------------------------------------------------------------
                                                                       $     1,816,444
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
METALS - STEEL -- 1.7%

China Steel Corp.                                          1,860,000   $     1,895,968

The Group's principal activities are the
manufacture, import, export and sale of all kinds
of iron and steel products.
--------------------------------------------------------------------------------------
                                                                       $     1,895,968
--------------------------------------------------------------------------------------

PETROCHEMICAL -- 0.6%

Formosa Chemicals and Fiber Co.                              395,000   $       627,642

The Company's principal activities are the
manufacturing and selling of chemicals, plastics
and textiles.
--------------------------------------------------------------------------------------
                                                                       $       627,642
--------------------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 1.5%

Hung Poo Real Estate Develop Corp.(1)                      1,441,000   $     1,080,048

The company develops and sells residential and commercial properties.

Sinyi Realty Co.                                             222,000           635,617

The Group's principal activity is the provision of
real estate broker and agency services.
--------------------------------------------------------------------------------------
                                                                       $     1,715,665
--------------------------------------------------------------------------------------

RETAIL - FOOD -- 0.0%

Taiwan FamilyMart Co., Ltd.                                      682   $         1,145

Taiwan's second largest convenience store
operator.
--------------------------------------------------------------------------------------
                                                                       $         1,145
--------------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS -- 1.1%

Mercuries & Associates, Ltd.                               2,409,000   $     1,206,125

The Group's principal activies are the
distribution and trading of wine and the sale of
domestic and foreign handicraft and special
products. It also provides information services
and manufactures and distributes imported edible
goods and cigarettes.
--------------------------------------------------------------------------------------
                                                                       $     1,206,125
--------------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS / INTEGRATED
CIRCUITS -- 2.9%

Acer, Inc.                                                 1,101,258   $     1,733,355

Globally competitive PC brand with good growth opportunities focused on disposing of non core businesses and improving returns.

Mediatek, Inc.                                               133,000   $     1,507,240

The company develops and manufactures integrated
circuits for multi-media products, computers and
high-end consumer electronics.
--------------------------------------------------------------------------------------
                                                                       $     3,240,595
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 0.7%

Compal Communications, Inc.(1)                               223,000   $       715,365

The company develops and manufactures GSM and GPRS
mobile phones.
--------------------------------------------------------------------------------------
                                                                       $       715,365
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.0%

Chunghwa Telecom Co., Ltd.                                   661,000   $     1,080,033

The Company's principal activity is the provision
of domestic and international telecommunication,
and information related services.
--------------------------------------------------------------------------------------
                                                                       $     1,080,033
--------------------------------------------------------------------------------------

TOTAL TAIWAN
   (identified cost $24,017,218)                                       $    28,684,211
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (identified cost $79,188,920)                                       $   106,635,370
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 95.9%
   (identified cost $79,188,920)                                       $   106,635,370
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 4.1%                                 $     4,564,465
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $    111,199,835
--------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

TOP TEN HOLDINGS (Unaudited)

                                                                      PERCENTAGE
COMPANY                                  INDUSTRY SECTOR              OF NET ASSETS   VALUE
---------------------------------------------------------------------------------------------------
Denway Motors, Ltd.                      Auto Manufacturer            3.6%            $   3,998,278
Chinatrust Financial Holding Co., Ltd.   Banks                        3.3                 3,697,946
Hutchison Whampoa, Ltd.                  Diversified Operations       3.3                 3,618,389
Yanzhou Coal Mining Co., Ltd.            Mining                       2.9                 3,191,891
China Telecom Corp., Ltd.                Telecommunication Services   2.7                 3,010,291
Hong Kong and China Gas Co., Ltd.        Oil Refining & Marketing     2.6                 2,847,640
CLP Holdings, Ltd.                       Electric - Integrated        2.4                 2,658,273
BOC Hong Kong Holdings, Ltd.             Banks                        2.4                 2,635,071
Swire Pacific, Ltd. - Class A            Diversified Operations       2.3                 2,597,622
PetroChina Co., Ltd.                     Oil Companies-Integrated     2.2                 2,467,288

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (Unaudited)

                                               PERCENTAGE
COMPANY                                        OF NET ASSETS   VALUE
----------------------------------------------------------------------------
Diversified Operations                         13.0%           $  14,440,236
Banks                                          11.3               12,568,394
Real Estate Operating/Development               7.6                8,444,420
Auto Manufacturer                               4.4                4,884,112
Diversified Financial Services                  3.9                4,297,156
Semiconductor Components/Integrated Circuits    2.9                3,240,595
Retail - Specialty and Apparel                  2.9                3,216,544
Mining                                          2.9                3,191,891
Insurance                                       2.8                3,134,166
Distribution/Wholesale                          2.7                3,057,157

                        See notes to financial statements

GREATER CHINA GROWTH PORTFOLIO as of February 29, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $79,188,920)           $     106,635,370
Cash                                                                     869,292
Foreign currency, at value (identified cost, $4,256,904)               4,241,482
Receivable for investments sold                                          188,022
Interest receivable                                                        4,860
--------------------------------------------------------------------------------
TOTAL ASSETS                                                   $     111,939,026
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $         711,627
Accrued expenses                                                          27,564
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $         739,191
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $     111,199,835
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $      83,768,883
Net unrealized appreciation (computed on the basis of
identified cost)                                                      27,430,952
--------------------------------------------------------------------------------
TOTAL                                                          $     111,199,835
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $9,796)                       $         504,680
Interest                                                                   3,493
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $         508,173
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $         329,051
Administration fee                                                       109,083
Trustees' fees and expenses                                                7,045
Custodian fee                                                            119,300
Legal and accounting services                                             25,930
Miscellaneous                                                              4,369
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $         594,778
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $          48,360
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $          48,360
--------------------------------------------------------------------------------

NET EXPENSES                                                   $         546,418
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                            $         (38,245)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $       9,231,959
   Foreign currency transactions                                          12,819
--------------------------------------------------------------------------------
NET REALIZED GAIN                                              $       9,244,778
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      14,413,130
   Foreign currency                                                      (17,136)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      14,395,994
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      23,640,772
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      23,602,527
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
INCREASE (DECREASE)                             FEBRUARY 29, 2004     YEAR ENDED
IN NET ASSETS                                   (UNAUDITED)           AUGUST 31, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                 $          (38,245)   $     1,111,709
   Net realized gain (loss)                              9,244,778         (5,295,476)
   Net change in unrealized
       appreciation (depreciation)                      14,395,994         17,784,687
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       23,602,527    $    13,600,920
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       28,473,649    $    31,293,604
   Withdrawals                                         (12,705,132)       (34,261,737)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $       15,768,517    $    (2,968,133)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      $       39,371,044    $    10,632,787
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                          $       71,828,791    $    61,196,004
-------------------------------------------------------------------------------------
AT END OF PERIOD                                $      111,199,835    $    71,828,791
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                      SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                      FEBRUARY 29, 2004         --------------------------------------------------------------
                                      (UNAUDITED)                  2003       2002           2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):

  Expenses                                     1.36%(1)              1.43%        1.40%       1.29%         1.25%        1.23%

  Expenses after custodian fee
    reduction                                   1.25%(1)             1.25%        1.10%       1.08%         1.06%        1.05%

  Net investment income (loss)                (0.09)%(1)             1.90%        0.81%       0.71%         0.51%        1.08%

Portfolio Turnover                               57%                  114%         155%         35%           34%          57%
------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                               30.95%                24.59%       (2.72)%        --            --           --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S OMITTED)                     $     111,200             $  71,829   $   61,196   $  79,118   $   169,181   $  168,102
------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GREATER CHINA GROWTH PORTFOLIO as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect the net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004 the adviser fee amounted to $329,051. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the administrative fee amounted to $109,083. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $62,089,120 and $48,134,525, respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                     $   79,188,920
   -------------------------------------------------
   Gross unrealized appreciation      $   28,171,614

   Gross unrealized depreciation            (725,164)
   -------------------------------------------------
   NET UNREALIZED APPRECIATION        $   27,446,450
   -------------------------------------------------

   The unrealized appreciation on foreign currency is ($15,498).

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 29, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

EATON VANCE GREATER CHINA GROWTH FUND
INVESTMENT MANAGEMENT


EATON VANCE GREATER CHINA GROWTH FUND

OFFICERS

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

GREATER CHINA GROWTH PORTFOLIO

OFFICERS

Hon. Robert Lloyd George
President and Trustee

Pamela Chan
Vice President and Portfolio Manager

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and Assistant Treasurer

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz

Edward K.Y. Chen

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

          SPONSOR AND MANAGER OF EATON VANCE GREATER CHINA GROWTH FUND
               AND ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
                             Eaton Vance Management
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                    ADVISER OF GREATER CHINA GROWTH PORTFOLIO
              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
                            3808 One Exchange Square
                               Central, Hong Kong

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                      EATON VANCE GREATER CHINA GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

406-4/04                                                                  CGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable


ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST (ON BEHALF OF EATON VANCE GREATER CHINA GROWTH FUND)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  April 13, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  April 13, 2004
       --------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  April 13, 2004
       --------------